Summary of Significant Accounting Policies - Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 8,913	$ 83,380
The United States [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	151	71,141
The United Arab Emirates [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	6,125	8,602
Mainland China [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 2,637	$ 3,637